Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventories
Stockpiles	$ 4,092	$ 1,047
Concentrates	3,630	4,185
Supplies and spare parts	18,955	18,244
Total	$ 26,677	$ 23,476